UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York                5/15/03
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     Form 13F File Number            Name


     28-                               Wayne Cooperman
         -----------------------     --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  112

Form 13F Information Table Value Total:  $710,119
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





No.        Form 13F File Number                 Name

           28-                                         Wayne Cooperman
----          -------------------               ------------------------------

                        FORM 13F INFORMATION TABLE

                                                                                      Item 6:                            Item 8:
Item 1:                    Item 2:  Item 3:    Item 4:        Item 5:        Investment Discretion                  Voting Authority
                                                                                 Shared               Item 7:       Shares
                           Title of CUSIP      Fair Market    Shares or         As Defined   Shared  Managers
Name of Issuer             Class    Number     Value          Princ. Amt. Sole  in Instr. V  Other   See Instr. V  Sole Shared None
--------------             -----    ------     -----          ----------- ----  -----------  -----   ------------  ---- ------ ----
Amerisourcebergen Corp     Common   03073E105   6,825         130,000      X                             1          X
Advanta Corp - Class B     Common   007942204   1,510         199,200      X                             1          X
Advanced PCS               Common   00790K109  16,811         593,200      X                             1          X
AES Corp                   Common   00130H105   2,534         700,000      X                             1          X
Alliance Gaming
 Corporation               Common   01859P609     750          50,000      X                             1          X
Argonaut Group Inc         Common   040157109     180          21,000      X                             1          X
Apria Healthcare Group     Common   037933108  54,724       2,342,630      X                             1          X
Allstate Corp              Common   020002101   1,327          40,000      X                             1          X
Affiliated Managers Group
 Inc                       Common   008252108   6,535         157,200      X                             1          X
American Tower System Corp Common   029912201   1,794         325,000      X                             1          X
AOL Time Warner Inc        Common   00184A105     543          50,000      X                             1          X
Apache Corp                Common   037411105   1,235          20,000      X                             1          X
Atlas Pipeline
 Partners, LP              Common   049392103   1,686          62,000      X                             1          X
Aracruz Cellulose          Common   038496204     534          26,700      X                             1          X
Administaff Inc            Common   007094105     189          30,200      X                             1          X
Anthem                     Common   03674B104  27,513         415,294      X                             1          X
Allied Waste Industries
  Inc                      Common   019589308     400          50,000      X                             1          X
AT&T Wireless Inc          Common   00209A106   1,122         170,000      X                             1          X
Allegheny Energy Inc       Common   017361106     621         100,000      X                             1          X
Autozone Inc               Common   053332102   6,782          98,700      X                             1          X
Bebe Stores Inc            Common   075571109     309          26,200      X                             1          X
Broadcom Corp              Common   111320107   1,282         103,800      X                             1          X
Anheuser Busch Companies
 Inc                       Common   035229103   2,331          50,000      X                             1          X
Citigroup Inc              Common   172967101  10,335         300,000      X                             1          X
CSK Auto Corp              Common   125965103  25,158       2,764,600      X                             1          X
Christopher & Banks Corp   Common   171046105   2,124         120,000      X                             1          X
Circuit City Stores Inc    Common   172737108     408          78,400      X                             1          X
Crown Castle Intl Corp     Common   228227104   1,812         329,400      X                             1          X
Cross Country Inc          Common   227483104  12,879       1,119,900      X                             1          X
Clear Channel
 Communications Inc        Common   184502102   8,901         262,400      X                             1          X
Capital One Financial Corp Common   14040H105   1,200          40,000      X                             1          X
Cosi Inc                   Common   22122P101      72          40,000      X                             1          X
Cintas Corp                Common   172908105   1,977          60,100      X                             1          X
Centex Corp                Common   152312104   2,071          38,100      X                             1          X
Domtar Inc                 Common   257561100   2,211         224,500      X                             1          X
Davita Inc                 Common   23918K108   6,180         298,111      X                             1          X
Devon Energy Corp          Common   25179M103   7,252         150,400      X                             1          X
Edison International       Common   281020107   5,074         370,600      X                             1          X
Eastman Kodak Co           Common   277461109   6,947         234,700      X                             1          X
Electronics Boutique
 Holdings Corp             Common   286045109   2,112         125,800      X                             1          X
Emulex Corp                Common   292475209   1,149          60,000      X                             1          X
Endurance Specialty Hldgs  Common   G30397106   4,758         196,700      X                             1          X
El Paso Corporation        Common   28336L109      61          10,000      X                             1          X
Fuelcell Energy Inc        Common   35952H106     112          22,200      X                             1          X
Freeport McMoran
 Copper & Gold Inc         Common   35671D857  52,915       3,103,500      X                             1          X
Flextronics International
  Ltd                      Common   Y2573F102   1,744         200,000      X                             1          X
Sprint Corp                Common   852061100   3,525         300,000      X                             1          X
Fisher Scientific Intl Inc Common   338032204     839          30,000      X                             1          X
Corning Inc                Common   219350105     584         100,000      X                             1          X
General Motors Corp
 (Hughes)                  Common   370442832  14,647       1,307,800      X                             1          X
Gemstar TV Guide Intl      Common   36866W106     365          99,400      X                             1          X
Gatx Corp                  Common   361448103   3,155         217,900      X                             1          X
Goldman Sachs Group Inc    Common   38141G104   5,446          80,000      X                             1          X
Goodyear Tire & Rubber Co  Common   382550101   1,810         350,000      X                             1          X
Gymboree Corp              Common   403777105   1,805         120,000      X                             1          X
Hanover Compressor Co      Common   410768105   2,340         360,000      X                             1          X
Harrahs Entertainment Inc  Common   413619107   1,428          40,000      X                             1          X
Hollywood Entertainment
 Corp                      Common   436141105   1,073          67,100      X                             1          X
Kinder Morgan Inc          Common   49455P101  24,107         535,709      X                             1          X
Kroger Co                  Common   501044101     658          50,000      X                             1          X
MBNA Corp                  Common   55262L100     301          20,000      X                             1          X
Kerzner International Ltd  Common   P6065Y107   4,926         217,000      X                             1          X
Longs Drug Stores Corp     Common   543162101   2,342         156,100      X                             1          X
Lojack Corp                Common   539451104     723         152,800      X                             1          X
Manhattan Associates Inc   Common   562750109   2,454         140,000      X                             1          X
Massey Energy Corp         Common   576206106   2,068         220,000      X                             1          X
Merix Corp                 Common   590049102     516         129,100      X                             1          X
Michaels Stores Inc        Common   594087108   5,052         202,000      X                             1          X
Molex Inc - Class A        Common   608554200   3,128         170,000      X                             1          X
Motorola Inc               Common   620076109   1,020         123,500      X                             1          X
Marvel Enterprises Inc     Common   57383M108   3,742         270,800      X                             1          X
The Men's Warehouse        Common   587118100   1,309          87,500      X                             1          X
New Century Financial Corp Common   64352D101     624          20,000      X                             1          X
Oxford Health Plans Inc    Common   691471106  53,336       1,756,800      X                             1          X
Sprint Corp (PCS Group)    Common   852061506   1,090         250,000      X                             1          X
Pride International Inc    Common   74153Q102  15,447       1,145,100      X                             1          X
Pediatrix Medical
 Group Inc                 Common   705324101   3,017         120,000      X                             1          X
Public Service Enterprise
 Group Inc                 Common   744573106  11,704         319,000      X                             1          X
Pfizer Inc                 Common   717081103   1,558          50,000      X                             1          X
Pegasus Communications
 Corp                      Common   705904605     965          75,000      X                             1          X
Pulte Homes Inc            Common   745867101  17,949         357,900      X                             1          X
Childrens Place Retail
 Stores Inc                Common   168905107      92          10,000      X                             1          X
Plexus Corp                Common   729132100   1,556         170,000      X                             1          X
PMI Group Inc              Common   69344M101   4,880         191,000      X                             1          X
Qlogic Corp                Common   747277101   2,990          80,500      X                             1          X
Renal Care Group Inc       Common   759930100  10,720         343,800      X                             1          X
Rent A Center Inc          Common   76009N100   1,648          30,000      X                             1          X
Royal Caribbean Cruises
 Ltd                       Common   V7780T103     902          60,000      X                             1          X
Resource America Inc       Common   761195205  13,865       1,741,800      X                             1          X
RF Micro Devices Inc       Common   749941100     422          70,200      X                             1          X
Regal Entertainment Group  Common   758766109  23,249       1,295,200      X                             1          X
Sonic Automotive Inc       Common   83545G102     620          42,200      X                             1          X
Standard Pacific Corp      Common   85375C101  33,747       1,322,900      X                             1          X
Stewart Enterprises Inc    Common   860370105   1,206         446,800      X                             1          X
AT&T Corp                  Common   001957505   4,536         280,000      X                             1          X
Travelers Property
 Casualty Corp             Common   89420G109   2,114         150,000      X                             1          X
Taubman Centers Inc        Common   876664103     690          40,500      X                             1          X
Tenet Healthcare Corp      Common   88033G100   5,980         358,070      X                             1          X
Talisman Energy Inc        Common   87425E103  38,899         980,800      X                             1          X
Tyson Foods Inc            Common   902494103   1,938         250,000      X                             1          X
Tesoro Petroleum Corp      Common   881609101      74          10,000      X                             1          X
Take-Two Interactive
 Software Inc              Common   874054109   2,229         100,000      X                             1          X
Tyco International Ltd     Common   902124106   7,587         590,000      X                             1          X
Union Pacific Corp         Common   907818108   2,816          51,200      X                             1          X
US Bancorp                 Common   902973304   3,606         190,000      X                             1          X
United Surgical Partners
 Intl Inc                  Common   913016309     370          20,000      X                             1          X
Van Der Moolen Holdings    Common   921020103     759          75,900      X                             1          X
Valero Energy Corp         Common   91913Y100  17,206         415,800      X                             1          X
Whirlpool Corp             Common   963320106   6,452         131,600      X                             1          X
Washington Mutual Inc      Common   939322103  19,399         550,000      X                             1          X
Williams Companies Inc     Common   969457100     458         100,000      X                             1          X
Westar Energy Inc          Common   95709T100   9,067         748,100      X                             1          X

                TOTALS                        710,119


01181.0001 #404800